Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Consolidated Goodwill, Intangible Assets and Deferred Charges

As of December 31, 2017 and 2016, consolidated goodwill, intangible assets and deferred charges were summarized as follows:

		2017				2016
		Cost	Accumulated amortization	Carrying Amount		Cost	Accumulated amortization	Carrying Amount
Intangible assets of indefinite useful life:
Goodwill	Ps	195,474	—	195,474	Ps	206,319	—	206,319
Intangible assets of definite useful life:
Extraction rights		39,603	(6,480)	33,123		40,995	(5,948)	35,047
Industrial property and trademarks		929	(364)	565		707	(350)	357
Customer relationships		3,859	(3,852)	7		4,343	(4,084)	259
Mining projects		797	(96)	701		961	(84)	877
Others intangible assets		14,941	(9,902)	5,039		13,814	(9,166)	4,648

	Ps	255,603	(20,694)	234,909	Ps	267,139	(19,632)	247,507

Summary of Changes in Consolidated goodwill

Changes in consolidated goodwill in 2017, 2016 and 2015, were as follows:

		2017	2016	2015
Balance at beginning of period	Ps	206,319	184,156	160,544
Business combinations		1,965	—	64
Disposals, net (note 4.3)		—	(3,340)	(552)
Reclassification to assets held for sale and other current assets (notes 4.2, 4.3 and 12)		(1,804)	(9,734)	—
Impairment losses		(1,920)	—	—
Foreign currency translation effects		(9,086)	35,237	24,100

Balance at end of period	Ps	195,474	206,319	184,156

Summary of Changes in Intangible Asset

Changes in intangible assets of definite life in 2017, 2016 and 2015, were as follows:

		2017
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others [1]	Total
Balance at beginning of period	Ps	35,047	357	259	877	4,648	41,188
Additions (disposals), net[1]		278	(783)	—	(148)	424	(229)
Business combinations (note 4.1)		—	—	—	4	72	76
Reclassifications (notes 4.1, 4.2 and 12)		—	—	(27)	—	—	(27)
Amortization for the period		(716)	(110)	(225)	(12)	(974)	(2,037)
Impairment losses		(38)	—	—	—	(12)	(50)
Foreign currency translation effects		(1,448)	1,101	—	(20)	881	514

Balance at the end of period	Ps	33,123	565	7	701	5,039	39,435

		2016
		Extraction rights	Industrial property and trademarks	Customer relations	Mining projects	Others [1]	Total	2015
Balance at beginning of period	Ps	30,327	622	1,004	805	3,808	36,566	32,940
Business combinations		—	—	—	—	—	—	616
Additions (disposals), net[1]		201	(760)	—	(382)	343	(598)	(186)
Reclassifications (notes 4.1, 4.2 and 12)		—	—	—	—	—	—	1
Amortization for the period		(712)	(293)	(658)	(12)	(275)	(1,950)	(1,572)
Impairment losses		(6)	—	—	—	(19)	(25)	(10)
Foreign currency translation effects		5,237	788	(87)	466	791	7,195	4,777

Balance at the end of period	Ps	35,047	357	259	877	4,648	41,188	36,566

1	As of December 31, 2017 and 2016, “Others” includes the carrying amount of internal-use software of Ps2,981 and Ps2,544, respectively. Capitalized direct costs incurred in the development stage of internal-use software, such as professional fees, direct labor and related travel expenses, amounted to Ps1,422 in 2017, Ps769 in 2016 and Ps615 in 2015.

Summary of Goodwill Balances Allocated by Operating Segment

As of December 31, 2017 and 2016, goodwill balances allocated by operating segment were as follows:

		2017	2016
Mexico	Ps	7,371	7,529
United States		152,486	162,692
Europe
Spain		10,000	12,316
United Kingdom		6,335	6,371
France		4,796	4,524
Czech Republic		709	583
South, Central America and the Caribbean
Colombia		6,146	6,461
Dominican Republic		279	250
TCL		2,027	—
Rest of South, Central America and the Caribbean[1]		985	1,036
Asia, Middle East and Africa
Philippines		1,817	1,911
United Arab Emirates		1,769	1,865
Egypt		232	231
Others
Other reporting segments[2]		522	550

	Ps	195,474	206,319

1	This caption refers to the operating segments in the Caribbean, Costa Rica and Panama.
2	This caption is primarily associated with Neoris N.V., CEMEX’s subsidiary involved in the sale of information technology and services.

Summary of Pre-tax Discount Rates and Long-term Growth Rates Used to Determine the Discounted Cash Flows

CEMEX’s pre-tax discount rates and long-term growth rates used to determine the discounted cash flows in the group of CGUs with the main goodwill balances were as follows:

	Discount rates			Growth rates
Groups of CGUs	2017	2016	2015	2017	2016	2015
United States	8.8%	8.6%	8.6%	2.5%	2.5%	2.5%
Spain	9.5%	9.5%	9.9%	1.7%	1.6%	1.9%
Mexico	10.2%	9.8%	9.6%	2.7%	2.9%	3.5%
Colombia	10.5%	10.0%	9.8%	3.7%	4.0%	4.0%
France	9.0%	9.1%	9.0%	1.8%	1.8%	1.6%
United Arab Emirates	10.4%	10.2%	10.2%	3.1%	3.4%	3.6%
United Kingdom	9.0%	8.8%	8.8%	1.7%	1.9%	2.3%
Egypt	11.8%	11.4%	12.5%	6.0%	6.0%	4.6%
Range of rates in other countries	9.1% - 11.7%	9.1% - 12.8%	9.0% - 13.8%	2.3% - 6.8%	2.2% - 7.0%	2.4% - 4.3%